Contingencies - Additional Information (Detail) (Lease Out And Lease Back Type Transactions, USD $) In Millions, unless otherwise specified	1 Months Ended
	Apr. 30, 2011	Nov. 30, 2011
Lease Out And Lease Back Type Transactions
Commitments and Contingencies Disclosure [Line Items]
Voluntarily unwound amount of contingent liability transactions	$ 87
Estimated contingent obligations		425
Estimated termination payment in the event that Carnival Corporation were to default on its contingent obligations and assuming performance by all other participants		61
Required standby letter of credit if Carnival Corporation's credit rating falls below BBB or, alternatively, provide mortgages for this aggregate amount on these two ships		$ 47